INVESTMENTS IN SUBSIDIARIES - Summarized statement of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of financial position
Property and equipment		$ 4,861	$ 4,932	[1]		$ 6,237
Intangible assets		1,839
Other non-current assets	$ 163	192	135	[1]
Cash and cash equivalents	1,250		1,808	[1]
Other current assets	354		367	[1]
Debt and derivatives	(10,344)		(7,856)
Total equity	2,220	2,775	2,779	[1]	$ 3,947	$ 3,890	$ 6,043
Equity holders of the parent	1,226	3,667	3,670	[1]
Non-controlling interests	994	$ (892)	(891)	[1]
Kar-Tel
Statement of financial position
Property and equipment	271		192
Intangible assets	86		69
Other non-current assets	185		177
Trade and other receivables	18		13
Cash and cash equivalents	39		29
Other current assets	12		15
Debt and derivatives	(63)		0
Provisions	(6)		(4)
Other liabilities	(119)		(85)
Total equity	423		406
Equity holders of the parent	191		178
Non-controlling interests	232		228
Sky Mobile
Statement of financial position
Property and equipment	50		76
Intangible assets	5		10
Other non-current assets	3		55
Trade and other receivables	4		3
Cash and cash equivalents	21		43
Other current assets	18		12
Debt and derivatives	(7)		0
Provisions	(1)		(2)
Other liabilities	(24)		(19)
Total equity	69		178
Equity holders of the parent	(10)		45
Non-controlling interests	79		133
GTH
Statement of financial position
Property and equipment	608		1,652
Intangible assets	160		1,042
Other non-current assets	2,797		1,766
Trade and other receivables	146		263
Cash and cash equivalents	165		420
Other current assets	97		317
Debt and derivatives	(1,375)		(2,938)
Provisions	(70)		(312)
Other liabilities	(585)		(1,690)
Total equity	1,943		520
Equity holders of the parent	1,090		1,710
Non-controlling interests	853		(1,190)
OTA
Statement of financial position
Property and equipment	600		498
Intangible assets	158		214
Other non-current assets	1,187		1,178
Trade and other receivables	34		48
Cash and cash equivalents	67		53
Other current assets	42		88
Debt and derivatives	(134)		(63)
Provisions	(22)		(25)
Other liabilities	(334)		(355)
Total equity	1,598		1,636
Equity holders of the parent	727		545
Non-controlling interests	$ 871		$ 1,091

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.